                                                              November 13, 1997


Dear Shareholders:

I am pleased to present our annual report summarizing the financial results of Colorado BondShares for the fiscal year ended September 30, 1997. Our performance during this past year produced positive investment results similar to those which we have experienced in the recent past. The composition of those returns changed somewhat during this period because a larger portion of the total return figure came from appreciation than in the past. We were up $0.21 per share this year alone. This is a less desirable way of producing results because there is income tax eventually due on capital gains when shares are sold. Congress made capital gains taxes a little less onerous in the most recent tax bill. In the past we have concentrated on maximizing the current payment of tax exempt income to shareholders rather than emphasizing growth. It's not that we changed our philosophy, the results merely reflect the realities of the current market environment which offers lower interest rates on reinvestments than in past years. Also apparent in the statistics is the fact that as bonds appreciate and generate the same amount of income, current yield decreases. This trend is likely to continue.

For the last several years investors have favored stocks over bonds because of the lucrative returns experienced in the equity markets. In my opinion, however, bonds and bond funds are about to be in vogue again because the types of gains associated with equity investments are unsustainable over long periods. In many ways the investment opportunities provided by the securities markets today are analogous to the children's fable about the tortoise and the hare. Equities can run fast (in either direction) then they rest. Bonds are typically less volatile in their performance but move slowly and steadily toward stated maturity dates when they reach par. The tortoise's philosophy is attractive, particularly to investors seeking a predictable annual income and more stable principal values. After hearing about the tortoise and hare for the first time, my five-year-old son was asked if he understood the moral of the story. "Yes," he said, "Never take a nap." This may well be the most sage investment advice I've heard and it is particularly relevant in today's volatile markets. We will continue to be vigilant on your behalf, not lulled to sleep by past successes but looking for opportunities to enhance the income stream. A few capital gains along the way may not be the worst news I could deliver.

As always, it has been a pleasure to serve you during this past year, and if there is a way that we can better meet your investment needs, please do not hesitate to call us.

Sincerely,

/s/ FRED R. KELLY, JR.

Fred R. Kelly, Jr.
Portfolio Manager

OFFICERS AND TRUSTEES

    GEORGE N. DONNELLY, PRESIDENT AND
    CHAIRMAN OF THE BOARD OF TRUSTEES
    ANDREW B. SHAFFER, SECRETARY,
    TREASURER AND TRUSTEE
    FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
    FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND
DIVIDEND DISBURSING AGENT
    FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
    SMITH HAYES FINANCIAL SERVICES CORP.

CUSTODIAN OF PORTFOLIO SECURITIES
    NORWEST INVESTMENTS AND TRUST,
    NORWEST BANK DENVER, N.A.

INDEPENDENT AUDITORS
    KPMG PEAT MARWICK LLP

LEGAL COUNSEL
    KUTAK ROCK




THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX-EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                          INDEPENDENT AUDITORS' REPORT



THE TRUSTEES AND SHAREHOLDERS OF
COLORADO BONDSHARES -
   A TAX-EXEMPT FUND:


We have audited the accompanying statements of investments and assets and liabilities of Colorado BondShares - A Tax-Exempt Fund as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares - A Tax-Exempt Fund as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.




                                                          KPMG PEAT MARWICK LLP


Denver, Colorado
October 24, 1997

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

         FACE                                                                                 MARKET
        AMOUNT                  COLORADO MUNICIPAL BONDS -- 89.5%                             VALUE
        ------                  ---------------------------------                             -----
     $   235,000     Academy Water and Sanitation District G.O. Series 1995,
                         6.20%-7.10% due 11/15/02-05                                      $    258,775
          25,000     Adams & Arapahoe Counties School District No. 31J G.O. Series
                         1989, 7.30% due 11/15/04 (b)                                           26,726
          75,000     Adams County Pollution Control Revenue Refunding Series
                         1986A, 7.375% due 11/01/09                                             76,657
         200,000     Arapahoe County Water and Wastewater Authority Revenue
                         Series 1994, 6.20%-6.30% due 12/01/03-04 (b)                          216,392
         250,000     Arapahoe Water and Sanitation District G.O. Refunding and
                         Improvement Series 1986, 8.50% due 12/01/05                           297,613
         175,000     Arapahoe Water and Sanitation District G.O. Refunding and
                         Improvement Series, 1988A, 9.25% due 12/01/13                         187,000
       1,000,000     Arapahoe Water and Sanitation District G.O. Refunding and
                         Improvement Series, 1988A, 9.25% due 12/01/13 (b)                   1,068,930
       2,250,000     Arapahoe Water and Sanitation District G.O. Refunding Series
                         1995B, 8.50% due 12/01/20 (b)                                       2,670,502
         100,000     Arrowhead Metropolitan District G.O. Improvement Series
                         1995A, 5.20%-6.10% due 12/01/97-03                                    100,521
         100,000     Arrowhead Metropolitan District G.O. Refunding Series 1994,
                         5.70% due 12/01/03                                                    104,532
          70,000     City of Arvada G.O. Street and Bridge Refunding Series 1994,
                         3.80% due 12/01/99                                                     69,853
         565,000     Arvada Multifamily Rental Housing Revenue Series 1993,
                         7.50% due 12/15/18                                                    568,729
         250,000     City of Aspen G.O. Electric Refunding Series 1991, 5.35% due
                         10/01/98                                                              253,498
         306,040     Aurora Centretech Metropolitan District G.O. Refunding and
                         Improvement Series 1994, 6.00% due 12/01/23                           238,726
         135,000     Bayfield School District No. 10 JT-R G.O. Refunding Series
                         1992, 5.50% due 09/15/98                                              136,999
         245,000     Bear Creek LID #1 Special Assessment Refunding Series 1993,
                         6.50% due 3/15/98                                                     248,619
         125,000     Beaver Creek Metropolitan District G.O. Refunding Series
                         1994, 3.90% due 12/01/97                                              125,033
         100,000     Beaver Creek Metropolitan District G.O. Refunding Series
                         1993, 4.60% due 12/01/98                                              100,791
       1,880,000     Bell Mountain Ranch Phase II Metropolitan District G.O. Series
                         1995, 8.50% due 11/15/15                                            1,968,191
         460,000     Bell Mountain Ranch Phase II Metropolitan District Improve-
                         ment Fee Revenue Series 1997, 7.50% due 11/15/00                      459,977
         415,000     Bell Mountain Ranch Phase III Metropolitan District Improve-
                         ment Fee Revenue Series 1996, 7.00% due 11/15/99                      414,967
         345,000     Bell Mountain Ranch Phase III Metropolitan District Improve-
                         ment Fee Revenue Series 1997, 7.50% due 11/15/00                      344,983

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


           FACE                                                                                              MARKET
          AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                            VALUE
          ------                            -------------------------------------                            -----
       $  680,000   Bennett School District No. 29J G.O.  Refunding and Improvement Series 1991,
                        6.35%-6.95% due 12/01/99-04                                                     $    725,452
          145,000   City  of Black Hawk Device Tax  Revenue  Series  1994,  5.55%-5.70%  due
                        12/01/00-01                                                                          150,100
          200,000   City  of  Black  Hawk  Device  Tax  Revenue  Series  1996,  5.75%-5.85%  due
                        12/01/03-04                                                                          210,288
          350,000   City of Black Hawk G.O.  Water  Improvement  Series  1992,  6.40%-6.80%  due
                        12/01/98-00                                                                          365,367
          130,000   Boulder County  Gunbarrel  General  Improvement  District G.O.  Series 1994,
                        4.90%-5.00% due 11/15/98-99                                                          132,079
          100,000   Boulder  County  Single Family  Mortgage  Revenue  Series 1982A,  10.00% due
                        5/01/99                                                                               91,343
          260,000   Boulder  County Zero Coupon  Single  Family  Mortgage  Revenue  Series 1983,
                        11.00% due 12/01/14 (d)                                                               44,463
           25,000   Boulder Valley School District No. RE-2 Series 1992A , 5.80% due 10/15/01
                                                                                                              26,491
          165,000   Boxelder  Sanitation District Sewer Revenue Refunding and Improvement Series
                        1994, 5.35%-5.90% due 01/01/98-03                                                    168,537
          280,000   Town  of  Breckenridge   G.O.   Recreation  Center  Refunding  Series  1993,
                        4.30%-4.45% due 12/01/99-00                                                          282,137
          120,000   Town of Breckenridge Excise Tax Revenue Series 1991, 5.70% due 12/01/97
                                                                                                             120,384
          514,414       Briargate Public Building Authority, Landowner
                        Assessment Lien Series 1985A and 1986A, 9.50%-10.25%
                        due 06/15/95-05 (a)
                                                                                                             334,796
           12,000   Castle Pines North  Metropolitan  District Tax Revenue  Bonds Series  1994B,
                        8.95%, due 12/01/33 (h)                                                                7,800
           25,000   Town of Castle Rock G.O. Series 1988-2, 10.375% due 12/01/08
                                                                                                              25,000
          530,000   Town of Castle Rock LID Series 1988-2D Special  Assessment,  9.25%-10.375% due
                        12/01/08 (a)                                                                         185,500
          470,000   Town of Castle  Rock G.O.  Water  Refunding  Series  1993,  4.30%-4.65%  due
                        12/01/98-00                                                                          473,899
          300,000   Castlewood  Water  District  G.O.  Refunding  Series 1993,  4.40%-5.10%  due
                        12/01/97-01                                                                          303,348
           60,389   Centennial Downs  Metropolitan  District Cash Payment Deficiency Bond Series
                        1993, 8.09%  due 12/01/34                                                             48,311
          588,601   Centennial  Downs  Metropolitan  District  Limited Tax Refunding Bond Series
                        1993, 8.09%  due 12/01/34                                                            353,161
          271,980   Centennial Downs  Metropolitan  Interest  Certificate Series 1993, 6.00% due
                        12/01/34 (c)                                                                           2,720
          100,000   Central Weld County Water  District  Water  Revenue  Refunding  Series 1993,
                        3.80% due 12/01/97                                                                   100,004
          105,000   Cherry Hills Farm  Metropolitan  District G.O.  Refunding Series 1992, 6.50%
                        due 12/01/97                                                                         107,150

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


       FACE                                                                                                  MARKET
      AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                                VALUE
      ------                            -------------------------------------                                -----
      $   100,000   Clear Creek School District No. Re-1 G.O.  Improvement  Series 1991,  5.90% due
                        12/01/00                                                                        $    105,597
        2,009,520   Colorado Centre Metropolitan District Limited Tax and Special Revenue Series
                        1992A, principal only, 0.00% due 1/01/27 (e) (a)                                      20,095
        2,008,335   Colorado Centre  Metropolitan  District  Limited Tax and Special Revenue Series
                        1992A, interest only, 9.00% due 1/01/27 (f)                                        1,205,001
        6,465,662   Colorado Centre  Metropolitan  District  Limited Tax and Special Revenue Series
                        1992B, 0.00% due 1/01/32 (g) (a)                                                      64,657
            5,000   Colorado  Health  Facilities  Authority  Hospital  Refunding  Revenue  National
                        Jewish Center Series 1992, 6.15% due 2/15/98                                           5,033
          190,000   Colorado  Health  Facilities   Authority   Refunding  Revenue  Porter  Memorial
                        Hospital Series 1986A, 7.40% due 2/01/16 (b)                                         203,950
          240,000   Colorado Health  Facilities  Authority Revenue Refunding Swedish Medical Center
                        Series 1987, 7.00% due 10/01/15 (b)                                                  244,822
          520,000   Colorado Health  Facilities  Authority Zero Coupon  Retirement  Housing Revenue
                        Liberty Heights Project 1990 Subordinate Series B, 6.97% due 07/15/20 (d)            145,402
        1,610,000   Colorado  Postsecondary   Educational  Facilities  Authority  Revenue  National
                        Technological University Project Series 1993, 7.375%-7.75% due 12/01/10            1,627,700
           70,000   Colorado  Postsecondary  Educational  Facilities  Authority  Revenue The Naropa
                        Institutional Project Series 1990, 7.875% due 9/01/10 put 9/01/00                     70,000
          920,000   Colorado Springs Spring Creek G.O. Series 1995, 3.13% due 12/01/14 (h)                   414,000
          325,000   Colorado Tech Center  Metropolitan  District G.O.  Refunding Series 1989, 9.75%
                        due 6/01/09 (b)                                                                      345,595
        1,180,000   Columbia  Metropolitan  District G.O. Improvement Series 1992,  7.60%-8.50% due
                        11/01/00-11/01/12                                                                  1,407,487
          100,000   City of Commerce City Special  Improvement  District No. 17 Special Assessment,
                        6.90%-7.10% due 12/01/07 (b)                                                         100,045
          575,000   Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/01/09                   598,000
          500,000   Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/01/13                    520,000
        2,250,000   Cottonwood Water and Sanitation District Refunding Series 1996, 7.60% 12/01/12         2,340,945
          240,000   Town  of  Crested  Butte  Sales  Tax  Revenue  Series  1994,   6.10%-6.35%  due
                        12/01/01-03                                                                          255,833
          260,000   Town of Crested Butte G.O. Water and Sewer Refunding  Series 1993,  3.90%-4.25%
                        due 11/01/97-99                                                                      260,471
          375,000   City of Delta Sales and Use Tax Revenue Refunding Series 1994,  4.35%-4.65% due
                        12/01/01-03                                                                          376,948

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


         FACE                                                                                                MARKET
        AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                              VALUE
        ------                            -------------------------------------                              -----
      $    72,000   City and County of Denver Lease  Purchase  Certificates  Series 1993,  6.30%
                        due 01/01/02                                                                     $    72,127
           25,000   City and County of Denver Special  Facilities  Airport  Revenue Series 1967,
                        5.375% due 01/01/99                                                                   24,692
           60,000   City and County of Denver Zero Coupon Single Family Mortgage  Revenue Series
                        1984, 11.63% due 9/01/15 (d)                                                           8,695
           75,000   Town of Dillon G.O. Series 1992, 5.70%-5.90% due    10/01/99-00                           78,059
           95,000   Town of Dillon Excise Tax Revenue Series 1994, 5.80%-5.90% due 06/01/02-03                98,035
          320,000   Douglas County LID #3 Series 1991, 10.00% due 8/01/02                                    320,000
          505,000   Dove Valley Metropolitan  District G.O. Refunding & Improvement Series 1989,
                        8.25% due 12/01/08                                                                   508,813
           90,000   City of Durango First Mortgage Revenue Series 1995, 6.50% due 12/15/00                    91,021
           25,000   Eagle  County Eagle  Valley  Library  District  G.O.  (Limited  Tax) Library
                        Series March 1, 1994, 4.45% due 12/01/98                                              25,146
          600,000   Eaglebend Affordable Housing Corporation Revenue Series 1990A-2,  10.00% due
                        7/01/21                                                                              599,274
          500,000   Eaglebend  Affordable Housing  Corporation  Revenue Series 1991B, 10.00% due
                        7/01/21                                                                              499,395
          120,000   El  Paso and Elbert Counties Joint School District No. 23-JT
                        G.O. Building Series 1994, 5.75%-5.80% due 12/15/97-01                               123,142
           90,000   El  Paso  County  LID  85-2  Special   Assessment   Refunding  Series  1988,
                        8.875%-9.00% due 9/01/00                                                               9,000
        1,700,000   El Paso County  Multifamily  Housing  Briarglen  Apartments  Project  Series
                        1994, 4.10% due 12/01/24 (h)                                                       1,700,000
          100,000   El Paso County  Pheasant Run LID Special  Assessment  Bonds  Series  1986-2,
                        9.25% due 9/01/99 (a)                                                                 26,000
          100,000   El Paso County School District No. 2-Harrison G.O.  Improvement Series 1994,
                        7.10% due 12/01/04                                                                   115,940
          500,000   El Paso County  School  District  No. 20 Zero Coupon G.O.  Refunding  Series
                        1993A, 6.10% due 6/15/08 (d)                                                         294,340
          150,000   Elbert County School District C-1 G.O. Series 1994, 4.40% due 12/01/02                   148,611
          155,000   City of Englewood Golf Course Revenue Series 1994, 4.35% due 12/01/00                    154,692
          100,000   Estes Park Urban Renewal  Authority Tax Increment  Revenue  Refunding Series
                        1993, 4.30% due 05/15/98                                                             100,241
          490,000   Evergreen  Metropolitan  District  Water  Revenue  Refunding  Series  1992A,
                        6.10%-6.25% due 07/15/98-99                                                          503,329
           10,000   Fairlake Metropolitan District G.O. Series 1991, 9.625% due 12/01/98                      10,606

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


       FACE                                                                                               MARKET
      AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                              VALUE
      ------                            -------------------------------------                              -----
      $ 1,500,000   Fairlake Metropolitan District G.O. Series 1989, 9.00% due 6/01/09                  $  1,569,270
          515,000   Forest Hills  Metropolitan  District G.O.  Refunding Series 1992B, 7.75% due
                        11/01/99                                                                             521,674
          500,000   Fort Collins G.O. Water Series 1982, 10.00% due 12/01/99 (b)                             505,140
           25,000   Fort Collins Refunding Series B, 6.00%, due 12/01/02                                      26,973
          150,000   Fraser Valley  Metropolitan  Recreation District G.O. Refunding Series 1992,
                        5.20%-5.40% due 10/01/98-99                                                          152,810
          100,000   Town  of  Frederick  G.O.  Water  Refunding  Series  1993,  4.50%-4.70%  due
                        12/01/97-98                                                                          100,342
          100,000   School District Fremont RE-1 G.O. Refunding Series 1990, 6.80% due 10/01/99              101,938
          850,000   Gateway  Village  Improvement  District G.O.  Series 1995,  8.25%-8.75%  due
                        12/01/05-14                                                                          862,721
          200,000   City of Glenwood  Springs Sales and Use Tax Revenue Series 1992A,  5.90% due
                        12/01/02                                                                             202,502
          300,000   City of Golden  Sales  and Use Tax  Revenue  Series  1992,  4.50%-5.00%  due
                        11/15/97-99                                                                          302,907
          300,000   City of Grand Junction Downtown Development  Authority Tax Increment Revenue
                        Series 1996, 5.55%-5.65% due  11/15/04-05                                            312,651
          100,000   Greeley General  Improvement  District No. 1 G.O.  Refunding Series July 15,
                        1994, 5.20%-5.30% due 10/01/98-99                                                    101,885
          290,000   Greenwood  Metropolitan District G.O. Refunding Series 1994, 5.30%-7.00% due
                        12/01/97-04                                                                          309,786
          520,000   Greenwood  North   Metropolitan   District  G.O.   Refunding   Series  1993,
                        4.30%-5.00% due 12/01/97-01                                                          522,046
          220,000   Greenwood  South   Metropolitan   District  G.O.   Refunding   Series  1994,
                        6.25%-6.90% due 12/01/01-04                                                          235,163
          100,000   City of Greenwood  Village Sales Tax Revenue  Refunding  Series 1993,  4.40%
                        due 12/01/99                                                                         100,818
          500,000   Hamilton Creek District Series 1990, 1.20% due 12/01/04 (g)                              250,000
           55,000   Town of Hayden G.O. Water Refunding Series 1993, 4.30% due 09/01/99                       55,149
           35,000   Heritage Greens Metropolitan  District G.O. Refunding Series 1994, 5.35% due
                        12/15/97                                                                              35,101
           10,000   Hyland Hills Park & Recreation  District Special Revenue  Improvement Series              10,864
                        1992, 7.10% due 12/15/00
          340,000   Idledale  Fire  Protection  District  G.O.  Series  1993,   5.20%-5.80%  due
                        12/15/03-07                                                                          341,390
        1,655,000   Interstate  South  Metropolitan   District  Zero  Coupon  G.O.  Refunding  &
                        Improvement Series 1989, 9.00% due 12/01/10-14 (d)                                   415,050

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

          FACE                                                                                              MARKET
         AMOUNT                       COLORADO MUNICIPAL BONDS -- CONTINUED                                 VALUE
         ------                       -------------------------------------                                 -----
     $    100,000   La Plata County Hospital District G.O. Series 1987, 7.50% 12/01/00 (b)              $    102,621
          490,000   La Plata  County  Recreational  Facilities  Revenue  Refunding  Durango  Ski
                        Corporation Project Series 1989A, 9.00% due 02/01/10                                 475,300
          100,000   City of Lafayette Sales and Use Tax Revenue Series 1991, 5.70% due 11/15/98              102,093
          100,000   City of Lakewood  Combined Utility Revenue  Refunding Series 1993, 4.20% due
                        12/01/97                                                                             100,048
           65,000   City of Lakewood Zero Coupon Single Family Mortgage Series 1985,  11.10% due
                        5/01/15 (d)                                                                           10,060
          315,000   City of Las Animas Water G.O. Series 1989, 8.60% due 12/01/09                            316,222
          300,000   Left Hand Water District Water Revenue  Refunding  Series 1993,  4.30%-4.45%
                        due 11/15/00-01                                                                      302,221
          135,000   Lookout  Mountain  Water  District  G.O.  Refunding  Series 1993,  5.20% due
                        12/01/01                                                                             138,754
        1,000,000   City of Louisville Sales Tax Revenue Series 1989, 8.60% due 11/15/13 (b)               1,062,200
           70,000   City of Manitou  Springs  Water and Sewer Revenue  Series 1992,  5.00%-5.20%
                        due 03/01/98-99                                                                       70,342
          220,000   Mesa County Single Family Mortgage Revenue Series 1982,  10.75% due 12/01/99
                        (a)                                                                                   17,600
        1,250,000   Mid Valley  Metropolitan  District G.O. Refunding & Improvement Series 1989,
                        8.90% due 12/15/04 (b)                                                             1,391,975
          200,000   Moffat School District No. 2 G.O. Series 1994, 5.40%-5.90% due 12/01/97-01               207,202
          320,000   City  of  Montrose  Sales  and  Use  Tax  Revenue   Refunding  Series  1993,
                        4.20%-4.40% due 08/15/99-00                                                          321,738
          250,000   City of Montrose Water and Sewer Revenue  Refunding and  Improvement  Series
                        1993, 4.50%-4.65% due 10/01/01-02                                                    253,474
           15,000   Montrose County Airport  Authority  Airport Revenue  Refunding & Improvement
                        Series 1987, 9.50% due 12/01/07 (b)                                                   15,292
          155,000   Monument  Sanitation  District G.O.  Refunding Series 1994,  5.80%-5.90% due
                        12/01/01-02                                                                          161,492
          255,000   Town of Mt.  Crested  Butte G.O.  Refunding  Series  1993,  4.40%-4.75%  due
                        05/01/99-01                                                                          256,338
          750,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due 12/01/03              841,958
          350,000   Town of Nederland G.O. Water Refunding Series 1989, 8.50% due 8/15/13 (b)                364,270
          225,000   North Jeffco Park and  Recreation  District Golf Course Revenue Series 1994,
                        5.80%-6.10% due 12/01/01-04                                                          237,867

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


          FACE                                                                                              MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                             VALUE
         ------                            -------------------------------------                             -----
      $   100,000   North Table Mountain Water and Sanitation  District G.O. Water  Improvement,
                        7.10% due 12/01/97                                                             $     100,263
          120,000   Northeast   Teller  County  Fire  Protection   District  G.O.  Series  1988,
                        7.50%-7.60% due 12/01/97-98                                                          120,688
          193,750   Northern  Metropolitan  District Limited Tax Revenue Refunding Series 1992A,
                        8.60%-8.875% due 12/01/22                                                            168,562
          579,900   Northern  Metropolitan  District Limited Tax Revenue Refunding Series 1992B,
                        principal only, 0.00%  due 12/01/22 (e) (a)                                          226,161
          918,750   Northern  Metropolitan  District Limited Tax Revenue Refunding Series 1992B,
                        0.00% due 12/01/22 (g) (a)                                                           358,313
           20,000   Northgate Public Building Authority Landowner  Assessment Lien Series 1987A,
                        8.25% due 12/01/00 (a)                                                                 2,800
          200,000   City of Northglenn Water and Sewer Revenue  Refunding Series 1992, 4.70% due
                        12/01/98                                                                             201,854
          100,000   Town of Palisade G.O. Water Refunding Series 1993B, 5.10% due 04/01/99                   101,297
        1,055,000   Panorama  Metropolitan  District  G.O.  Refunding  Series  1989B,  9.00% due
                        12/01/09 (b)                                                                       1,172,590
          280,000   Town of Parker Sales and Use Tax Refunding Revenue Series 1993,  4.20%-4.30%             281,536
                        due 11/01/99-00
        1,000,000   Piney Creek Metropolitan District Refunding Series 1989A, 8.50% due 12/01/14           1,024,490
           50,000   Pitkin County Sales Tax Revenue Series 1993, 3.45% due 12/01/97                           49,972
           45,000   Pitkin County Sales Tax Revenue Series 1995, 5.30% due 12/01/00                           45,828
          200,000   Project 7 Water Authority  Water Revenue  Refunding  Series 1993,  4.50% due
                        12/01/00                                                                             201,990
          205,000   Rangely Junior College District G.O.  Building Series 1992,  6.15%-6.40% due
                        10/01/98-00                                                                          210,695
          210,000   Ridgway School District No. R-2 G.O. Series 1994, 7.75% due 12/01/98-02                  231,913
          159,868   Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/16                131,092
          278,078   Roxborough  Village  Metropolitan  District  Series 1993B,  principal  only,
                        0.00% due 12/31/21 (e)                                                                16,685
           20,270   Roxborough  Village  Metropolitan  District  Series  1993B,  interest  only,
                        10.41% due 1/01/43 (f)                                                                   203
          906,622   Roxborough  Village  Metropolitan  District Series 1993C, 0.06% due 12/31/32
                        (d)                                                                                    9,066
          225,000   St. Charles Mesa Water District Water Revenue  Refunding  Series 1992, 5.55%
                        due 12/01/00                                                                         234,659

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

       FACE                                                                                                 MARKET
      AMOUNT                         COLORADO MUNICIPAL BONDS -- CONTINUED                                   VALUE
      ------                         -------------------------------------                                   -----
      $   240,000   Saint Vrain Sanitation District G.O. Series 1987, 9.625% due 12/01/06              $     244,685
          500,000   City of Salida Sales Tax Revenue Refunding & Improvement  Series 1990, 8.20%
                        due 12/01/11                                                                         518,105
          125,000   San Miguel  County  Housing  Authority  Multifamily  Telluride  Village Zero
                        Coupon Revenue Refunding Series 1993, 7.00% due 7/01/98 (d)                          120,345
          535,000   San Miguel County Housing  Authority  Multifamily  Telluride Village Revenue
                        Refunding Series 1993, 6.30% due 7/01/13                                             541,377
        1,250,000   Sand Creek Metropolitan  District G.O. Limited Tax Bonds,  Series 1997, 7.125%         1,250,000
                        due 12/1/16
          185,000   San Miguel  County  School  District  No. R-1 G.O.  Series  1992,  8.50% due             194,465
                        12/01/98 (b)
        1,800,000   City of Sheridan G.O. Series 1997, 7.50% due 12/01/16                                  1,800,000
          145,000   City of Silverthorne Joint Water and Sewer Revenue Series 1989,  7.80%-7.90%
                        due 01/01/98-99                                                                      146,369
        1,900,000   Smith Creek Metropolitan  District Revenue Series 1997,  Variable Rate 3.85%
                        due 10/01/35 (h)                                                                   1,900,000
          230,000   Town of Snowmass Village Multifamily  Housing Series 1990A,  7.60%-7.70% due
                        12/15/98-99                                                                          244,208
          210,000   Southgate  Corporate  Center  Metropolitan  District G.O.  Refunding  Series
                        1994, 5.50% due 12/01/98                                                             210,563
        1,000,000   Southpark  Metropolitan  District  Refunding  G.O.  Series  1996,  6.60% due
                        12/01/13                                                                             980,000
          305,000   Southtech  Metropolitan District G.O. Refunding Series 1994, 5.10%-5.85% due
                        12/01/99-04                                                                          317,573
          100,000   Southwest Plaza Metropolitan  District G.O. Refunding Series 1993, 5.00% due
                        12/01/99                                                                             101,616
          385,000   Squaw Creek  Metropolitan  District Revenue Series 1994, 5.25% due 12/01/13,
                        put 12/01/98                                                                         385,628
           40,000   City of Steamboat Springs  Accommodations Tax Revenue Series 1995, 5.25% due
                        03/01/00                                                                              41,085
          200,000   Summit County Sewer Revenue Refunding Series 1992, 4.60% due 12/01/98                    201,674
          180,000   Superior  Metropolitan District No. 2 G.O. Refunding Series 1994A, 5.90% due
                        12/01/98                                                                             180,779
           90,000   Swink School  District  No. 33 G.O.  Building  Bonds Series 1994,  8.40% due
                        12/15/97-03                                                                          103,405
           90,000   Upper Bear Creek Water and Sanitation  District G.O.  Refunding Bonds Series
                        1992, 6.40% due 03/01/98                                                              90,966
          300,000   Upper  Eagle  Regional  Water  Authority   Water   Refunding   Series  1994,
                        5.50%-5.80% due 12/01/99-01                                                          310,058
          610,000   Valley Metropolitan District G.O. Revenue Series 1992, 7.00% due 12/15/06
                                                                                                             645,502

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


          FACE                                                                                             MARKET
         AMOUNT                       COLORADO MUNICIPAL BONDS -- CONTINUED                                VALUE
         ------                       -------------------------------------                                -----
      $   100,000   Walsenburg Natural Gas Revenue Series 1968, 6.25% due 6/01/98-99                     $   101,571
          100,000   Weld County  Reorganized  School District RE-4 G.O.  Series 1993,  4.65% due
                        12/01/00                                                                             101,436
          100,000   Westglenn  Metropolitan  District  G.O.  Refunding  Series  1994,  4.80% due
                        12/01/98                                                                             100,942
           70,000   City  of  Westminster   Sheridan  Park  General  Improvement  District  G.O.
                        Refunding Series 1994, 5.25% due 12/01/97                                             70,166
          100,000   City of Wheat  Ridge  Sales  Tax  Revenue  Refunding  Series  1993,  3.75% due
                        12/15/97                                                                              99,991
          335,000   Town  of  Windsor,  G.O.  Water  Refunding  Series  1994,   4.40%-4.80%  due
                        4/01/99-01                                                                           337,622
          185,000   City of Woodland  Park  Limited  Sales Tax  Refunding  Bonds  Series  1994A,
                        5.00%-5.25% due 12/01/97-98                                                          186,523
                                                                                                         -----------

                    Total Colorado Municipal Bonds (cost $59,343,706)                                     60,221,641
                                                                                                         -----------

                                   COLORADO CERTIFICATES OF PARTICIPATION -- 1.3%
                                   ----------------------------------------------

          155,000   Arapahoe County Recreation District Refunding  Certificates of Participation
                        Series 1996, 5.00%-5.20% due 12/01/04-06                                             160,876
          170,000   City of Central City Certificates of Participation  City Hall Project Series
                        1995, 6.50%-6.80% due 12/01/99-00                                                    168,634
          100,000   El  Paso  County  School   District  No.  49  (Falcon   Schools)   Refunding
                        Certificates of Participation Series 1995, 4.375% due 11/01/01                       100,834
          200,000   Gilpin County  Certificates  of  Participation  Detention  Facility  Project
                        Series 1994, 6.60% due 10/15/01                                                      217,204
           50,000   Las Animas  County School  District No. 001  Certificates  of  Participation
                        Series 1991A, 8.00% due 12/01/10                                                      56,033
          145,000   Park  School  District  R-3  Certificates  of  Participation   Series  1996,
                        5.35%-5.45% due 06/01/04-05                                                          145,126
                                                                                                         -----------
                    Total Colorado Certificates of Participation (cost $858,641)                             848,707
                                                                                                         -----------

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


         FACE                                                                                             MARKET
        AMOUNT                  COLORADO INDUSTRIAL DEVELOPMENT REVENUE BONDS -- 4.2%                      VALUE
        ------                  -----------------------------------------------------                      -----
      $   555,000   Adams County Robertson Association Series 1979, 9.00% due 6/15/04                   $    565,301
          730,000   City of Aurora  Industrial  Development  Revenue McKesson Corp. Series 1987,
                        5.00% due 12/01/11 (h)                                                               731,285
          200,000   City and County of Denver Desks  Colorado  Project  Series  1983,  4.30% due
                        10/15/05 (put 10/15/97) (h)                                                          200,006
        1,305,000   City of Fort Collins The Opera House Project Series 1986,  8.75%-9.125%  due
                        12/01/10-16                                                                        1,340,899
                                                                                                        ------------
                    Total Colorado Industrial Development Revenue Bonds
                        (cost $2,787,500)                                                                  2,837,491
                                                                                                        ------------

                                            OTHER MUNICIPAL BONDS -- 2.0%
                                            -----------------------------
          100,000   City of Burnsville  G.O. Tax  Increment  Refunding  Series 1993C,  4.40% due
                        02/01/02                                                                             100,465
          305,000   Daggett County School District,  G.O. Refunding Series 1993, 4.30%-4.65% due
                        12/15/97-99                                                                          307,185
          515,000   Sandoval  County,  New Mexico Project Revenue Bonds,  Series 1997, 7.50% due
                        08/15/06                                                                             515,000
          100,000   Santa Fe Public School District G.O. Series 1993, 4.00% due 06/15/99                     100,023
          100,000   Santa Fe Public School District G.O. Series 1993, 5.60% due 06/15/01                     102,294
          100,000   Washington  County  School  District 007  Hillsboro  Series 1989,  6.70% due
                        06/01/08 (b)                                                                         104,575
          120,000   West Wendover  Recreation  District G.O. Golf Course  Improvement  Refunding
                        Series 1993, 5.60% due 12/01/99                                                      123,536
                                                                                                        ------------

                    Total Other Municipal Bonds (cost $1,356,551)                                          1,353,078
                                                                                                        ------------

                    Total investments, at value (cost $64,346,398)                     97.0%              65,260,917
                    Other assets net of liabilities                                     3.0                1,988,073
                                                                                     ------             ------------

                    Net assets                                                        100.0%            $ 67,248,990
                                                                                     ======             ============

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity.

(d)   Interest rate shown for zero coupon bonds represents the effective yield.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at September 30, 1997. Income on this security is derived from the cash flow of the issuer.

(h)   Represents current interest rate for a variable rate bond.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

       G.O.     -- General Obligations
       LID      -- Local Improvement District
       GID      -- General Improvement District


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


ASSETS
------
Investments, at value (cost $64,346,398) - see accompanying statement     $ 65,260,917
Cash                                                                           683,010
Interest receivable                                                          1,498,988
Shares of beneficial interest sold                                              28,588
                                                                          ------------

         Total assets                                                       67,471,503
                                                                          ------------

LIABILITIES
-----------

Payables and other liabilities:
    Dividends                                                                  166,509
    Accrued expenses and other                                                  56,004
                                                                          ------------
         Total liabilities                                                     222,513
                                                                          ------------

         Net assets                                                       $ 67,248,990
                                                                          ============

COMPOSITION OF NET ASSETS
-------------------------

Paid-in capital                                                           $ 66,614,820
Undistributed net investment income                                             21,418
Accumulated net realized loss from investment transactions                    (301,767)
Net unrealized appreciation of investments (note 3)                            914,519
                                                                          ------------

         Net assets                                                       $ 67,248,990
                                                                          ============

Net asset value and redemption value per share (based on 7,019,571
    shares of beneficial interest outstanding)                            $       9.58
                                                                          ============

Maximum offering price per share (net asset value plus sales charge
    of 4.75% of offering price)                                           $      10.06
                                                                          ============


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

Investment income - interest                                                $ 4,085,259
                                                                            -----------

Expenses:
    Management fees (note 4)                                                    297,728
    Custodian fees (note 5)                                                      66,367
    Legal and auditing fees                                                      39,665
    Transfer agency expenses (note 4)                                            38,325
    Shareholders' reports and proxy statements                                   30,720
    Interest (note 6)                                                            21,843
    Fidelity bond                                                                 2,373
    Registration fees                                                             1,785
    Trustees' fees                                                                  800
    Other                                                                           440
                                                                            -----------

          Total expenses                                                        500,046

    Expenses paid indirectly (note 5)                                           (66,367)
                                                                            -----------

          Net expenses                                                          433,679
                                                                            -----------
          Net investment income                                               3,651,580
                                                                            -----------

Realized and unrealized gain on investments:
    Net realized gain on investments                                             66,006
                                                                            -----------
    Net unrealized appreciation (depreciation) of investments:
       Beginning of year                                                       (428,401)
       End of year                                                              914,519

          Net change in unrealized depreciation on investments                1,342,920
                                                                            -----------

          Net realized and unrealized gain on investments                     1,408,926
                                                                            -----------

          Net increase in net assets resulting from operations              $ 5,060,506
                                                                            ===========


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30, 1997 AND 1996

--------------------------------------------------------------------------------

                                                                        1997              1996
                                                                   ------------      ------------
From investment activities:
    Net investment income                                          $  3,651,580         3,092,785
    Net realized gain (loss) on investments                              66,006            (7,594)
    Net change in unrealized appreciation on investments              1,342,920         1,064,774
                                                                   ------------      ------------

          Net increase in net assets resulting from operations        5,060,506         4,149,965
                                                                   ------------      ------------

    Dividends to shareholders from net investment income             (3,640,860)       (3,082,087)
                                                                   ------------      ------------

From beneficial interest transactions:
    Proceeds from sale of shares                                     16,889,528         6,719,354
    Dividends reinvested                                              2,375,147         2,038,765
    Payments for shares redeemed                                     (4,018,181)       (4,011,430)
                                                                   ------------      ------------
          Increase in net assets derived from
              beneficial interest transactions                       15,246,494         4,746,689
                                                                   ------------      ------------

          Net increase in net assets                                 16,666,140         5,814,567

Net assets:
    Beginning of year                                                50,582,850        44,768,283
                                                                   ------------      ------------

    End of year, including undistributed net investment
       income of $21,418 and $10,698, respectively                 $ 67,248,990        50,582,850
                                                                   ============      ============


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                             Year ended September 30
                                   ------------------------------------------------------------------------------
                                       1997             1996             1995             1994             1993
                                   ----------       ----------       ----------       ----------       ----------
PER SHARE OPERATING DATA:
Net asset value, beginning
    of period                      $     9.37       $     9.16       $     9.07       $     9.13       $     9.07
                                   ----------       ----------       ----------       ----------       ----------

Net investment income                     .58              .61              .60              .63              .66

Net realized and unrealized
    gain (loss) on investments            .21              .20              .09             (.06)             .07
                                   ----------       ----------       ----------       ----------       ----------

Increase from investment
    operations                            .79              .81              .69              .57              .73
Dividends from net invest-
    ment income                          (.58)            (.60)            (.60)            (.63)            (.67)
                                   ----------       ----------       ----------       ----------       ----------
       Net increase (decrease)
          in net asset value              .21              .21              .09             (.06)             .06
                                   ----------       ----------       ----------       ----------       ----------

Net asset value, end of period     $     9.58       $     9.37       $     9.16       $     9.07       $     9.13
                                   ==========       ==========       ==========       ==========       ==========

TOTAL RETURN, AT NET ASSET
    VALUE (1)                            8.66%            9.15%            8.05%            6.50%            8.53%
                                   ==========       ==========       ==========       ==========       ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000)s                         $   67,249       $   50,583       $   44,768       $   41,790       $   34,773
                                   ==========       ==========       ==========       ==========       ==========

Ratios to average net assets:
    Net investment income                6.13%            6.50%            6.81%            6.96%            7.27%
    Expenses, inclusive of                .84%             .77%             .84%             .74%             .81%
expenses paid indirectly
by the Fund
    Expenses, net of                      .73%             .70%             .77%             .74%             .81%
expenses paid indirectly
by the Fund

Portfolio turnover rate (3)             27.66%           24.53%           27.48%           22.04%            7.87%
                                   ==========       ==========       ==========       ==========       ==========


                                                             Year ended September 30
                                   ----------------------------------------------------------------------------------
                                      1992             1991             1990             1989                1988
                                   ----------       ----------       ----------       ----------          ----------
PER SHARE OPERATING DATA:
Net asset value, beginning
    of period                      $     8.96       $     8.93       $     9.61       $     9.59          $     9.43
                                   ----------       ----------       ----------       ----------          ----------

Net investment income                     .68              .71              .74              .74                 .77

Net realized and unrealized
    gain (loss) on investments            .10              .03             (.68)             .03                 .16
                                   ----------       ----------       ----------       ----------          ----------

Increase from investment
    operations                            .78              .74              .06              .77                 .93
Dividends from net invest-
    ment income                          (.67)            (.71)            (.74)            (.75)               (.77)
                                   ----------       ----------       ----------       ----------          ----------
       Net increase (decrease)
          in net asset value              .11              .03             (.68)             .02                 .16
                                   ----------       ----------       ----------       ----------          ----------

Net asset value, end of period     $     9.07       $     8.96       $     8.93       $     9.61          $     9.59
                                   ==========       ==========       ==========       ==========          ==========

TOTAL RETURN, AT NET ASSET
    VALUE (1)                            9.09%            8.49%            0.61%            8.49%               9.57%
                                   ==========       ==========       ==========       ==========          ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000)s                         $   27,585       $   25,177       $   34,397       $   37,551          $   15,319
                                   ==========       ==========       ==========       ==========          ==========

Ratios to average net assets:
    Net investment income                7.61%            8.04%            7.85%            8.80%               7.38%
    Expenses, inclusive of                .94%            1.06%             .82%             .79%(2)             .43%(2)
expenses paid indirectly
by the Fund
    Expenses, net of                      .94%            1.06%             .82%             .79%(2)             .43%(2)
expenses paid indirectly
by the Fund

Portfolio turnover rate (3)              5.00%            9.35%           34.54%           11.58%              11.12%
                                   ==========       ==========       ==========       ==========          ==========

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) Absent voluntary expense reimbursement by the Fund's investment adviser, the expense ratio for the years ended September 30, 1989 and 1988 would have been 0.86% and 1.27%, respectively. There have been no voluntary reimbursements subsequent to fiscal 1989.

(3) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation.

      Purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1997 were $28,011,321 and $15,813,508, respectively.


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1997 AND 1996

--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

      INVESTMENT VALUATION

      The value of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund does not record amortization of premiums or accretion of discounts for financial statement purposes, except for original issued discounts on zero coupon bonds which are amortized to maturity using the effective yield method. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

      INCOME TAXES

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At September 30, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $302,000, expiring in 2001, 2002, and 2003.

      OTHER/SECURITY CREDIT RISK

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities which may be subject to a greater degree of credit risk, risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market value of bonds, for which the accrual of interest income has been discontinued, approximated $10,758,346 and $648,649 (1.0% of net assets), respectively, as of September 30, 1997.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

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      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)   SHARES OF BENEFICIAL INTEREST

      At September 30, 1997, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the years ended September 30, 1997 and 1996 were as follows:

                                                         1997            1996
                                                      ----------      ----------
                  Sold                                 1,794,889         724,744
                  Dividends reinvested                   251,774         219,736
                                                      ----------      ----------
                                                       2,046,663         944,480
                  Redeemed                              (426,982)       (431,911)
                                                      ----------      ----------

                           Net increase                1,619,681         512,569
                                                      ==========      ==========

(3)   UNREALIZED GAINS AND LOSSES

      At September 30, 1997, the net unrealized appreciation on investments of $914,519 was comprised of gross appreciation of $2,785,538 and gross depreciation of $1,871,019.

(4)   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the fiscal year ended September 30, 1997. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)   EXPENSES PAID INDIRECTLY BY THE FUND

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the custodian by the Fund which result in offsetting custodian fees incurred for the safeguarding of Fund assets.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

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(6)   LINE OF CREDIT

      The Fund may borrow money from banks for temporary purposes only, and in an amount not to exceed 10 percent of the value of its total assets. During the year ended September 30, 1997, the Fund had available a $2,500,000 line of credit with a bank bearing interest at the prime rate. The line was used for a limited purpose and is no longer available to the Fund. A commitment fee was paid but no compensating balances were required under the line. The Fund has no borrowings outstanding at September 30, 1997.

                         FEDERAL INCOME TAX INFORMATION
                                  (unaudited)


In early 1998, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1997. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

During fiscal year ended September 30, 1997, 100 percent of the dividends paid by Colorado BondShares A Tax-Exempt Fund from net investment income should be treated as tax- exempt dividends.

                              COLORADO BONDSHARES

                               A TAX-EXEMPT FUND

                                 ANNUAL REPORT

                              SEPTEMBER 30, 1997



COLORADO BONDSHARES - A TAX-EXEMPT FUND                            [METER]
1200 17TH STREET, SUITE 1150
DENVER, CO 80202,5811